Consolidated Statement of Changes in Equity - Analysis of Other Reserves - GBP (£) £ in Millions	Other reserves.		Capital reduction reserve	Merger relief reserve	Cash flow hedge reserve	Translation reserve	Cost of hedging	Total
Beginning balance at Dec. 31, 2021	£ (1,927)		£ (1,723)		£ 9	£ (211)	£ (2)	£ 1,264
Net exchange adjustments offset in reserves	(232)					(232)		(232)
Net (loss)/gain on net investment hedge	(68)					(68)		(68)
Net gain/(loss) on cash flow hedge	(6)	[1]			(6)			(6)	[1]
Cost of hedging	(2)						(2)	(2)
Total other comprehensive income for the year	(308)				(6)	(300)	(2)	(63)
Transactions with owners:
Merger relief on acquisition of Terminix Global Holdings, Inc.	3,014			£ 3,014				3,014
Cost of issuing new shares	(16)			(16)				(16)
Ending balance at Dec. 31, 2022	763		(1,723)	2,998	3	(511)	(4)	4,098
Net exchange adjustments offset in reserves	(352)					(352)		(352)
Net (loss)/gain on net investment hedge	109					109		109
Net gain/(loss) on cash flow hedge	3	[1]			3			3	[1]
Cost of hedging	9						9	9
Total other comprehensive income for the year	(231)				3	(243)	9	156
Ending balance at Dec. 31, 2023	532		(1,723)	2,998	6	(754)	5	4,088
Net exchange adjustments offset in reserves	46					46		46
Net (loss)/gain on net investment hedge	(17)					(17)		(17)
Net gain/(loss) on cash flow hedge	27	[1]			27			27	[1]
Cost of hedging	(5)						(5)	(5)
Total other comprehensive income for the year	51				27	29	£ (5)	352
Ending balance at Dec. 31, 2024	£ 583		£ (1,723)	£ 2,998	£ 33	£ (725)		£ 4,228

[1]	£27m net gain (2023: £3m net gain; 2022: £6m net loss) on cash flow hedge includes a £51m loss (2023: £28m loss; 2022: £137m gain) from the effective portion of changes in fair value, offset by reclassification to the cost of acquisition of £nil (2023: £nil; 2022: £118m loss) and a £78m gain (2023: £31m gain; 2022: £25m loss) reclassification to the income statement due to changes in foreign exchange rates.